Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 22, 2020	Dec. 31, 2019
Available-for-sale debt securities, amortized cost		$ 7,139		$ 7,139
Equity securities, fair value	$ 0	$ 2,000		$ 1,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common stock, shares issued	11,010,181	10,480,902		10,480,902
Common stock, shares outstanding	11,010,181	10,480,902		10,480,902
Series A Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	7,295,759	7,295,759	7,295,759	7,295,759
Preferred stock, shares issued (in shares)	7,295,759	7,295,759		7,295,759
Preferred stock, shares outstanding (in shares)	7,295,759	7,295,759		7,295,759
Series A-1 Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	12,975,006	12,975,006	12,975,006	12,975,006
Preferred stock, shares issued (in shares)	12,975,006	8,159,208		8,159,208
Preferred stock, shares outstanding (in shares)	12,975,006	8,159,208		8,159,208
Series A-2 Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,335,837	2,335,837	2,335,837	2,335,837
Preferred stock, shares issued (in shares)	2,335,837	2,335,837		2,335,837
Preferred stock, shares outstanding (in shares)	2,335,837	2,335,837		2,335,837
Series B Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,642,036	2,642,036	2,642,036	2,642,036
Preferred stock, shares issued (in shares)	2,642,036	2,642,036		2,642,036
Preferred stock, shares outstanding (in shares)	2,642,036	2,642,036		2,642,036
Series C Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,755,377	10,755,377	10,755,377	10,755,377
Preferred stock, shares issued (in shares)	10,119,484	10,119,484		10,119,484
Preferred stock, shares outstanding (in shares)	10,119,484	10,119,484		10,119,484